                                            [LOGO]

                                  EquiTrust Variable Insurance
                                  Series Fund

                             SEMI-ANNUAL REPORT
                             JUNE 30, 1999

                             INVESTMENT MANAGER AND
                             PRINCIPAL UNDERWRITER

                             EQUITRUST INVESTMENT
                             MANAGEMENT SERVICES, INC.

                             5400 UNIVERSITY AVENUE
                             WEST DES MOINES, IA 50266

                             1-800-247-4170 (OUTSIDE IOWA)
                             1-800-422-3175 (IN IOWA)
                                   225-5586 (DES MOINES)

                             This report is not to be distributed
                             unless preceded or accompanied
                             by a prospectus.

PRESIDENT'S LETTER

Dear Shareholder:

    U.S. economic growth remains robust despite the effects of the 1998 global financial crisis. The duration and strength of this expansion, combined with the absence of the inflationary signals that normally develop in the later stages of business cycles, have caused Federal Reserve Bank officials and others to ponder whether old economic rules still apply to the U.S. economy.

    The ability of our economy to demonstrate persistent rapid growth without sparking inflation is likely being influenced by one of two sets of forces and quite probably some combination of the two. Some have argued that we have entered a "new era" of non-inflationary growth being driven by new, productivity-enhancing technologies. Others suggest that the boom has been motivated by consumers' increased willingness to spend, even in excess of income.

    While the exact magnitudes are subject to substantial debate, it seems clear that consumption has increased and saving decreased, relative to income. This is partially a reaction to increases in household net worth resulting from gains in house prices and common stock prices.

    The result of this wealth/spending effect is a record deficit between private-sector saving and investment, which measures the extent to which U.S. households and business firms are relying on the capital markets to finance their spending. This imbalance has been financed by a decline in the federal deficit and also by foreign capital inflows. With fiscal restraint set to reach its limits and relative returns on U.S. financial assets diminishing as the global economy recovers, the key question for the future is whether borrowers may be forced to bid up interest rates in order to maintain the strong growth in U.S. domestic spending. If so, a weaker dollar and concomitantly rising funding costs could well be the forces that will have to intervene in order to rein in U.S. growth.

    The Federal Reserve, seeking to be pre-emptive, nudged the Fed Funds rate up one quarter of one percent on June 30th. With the June unemployment rate at 4.3%, the Fed remains concerned that at some point the diminished labor supply will lead to inflationary wage gains. Critics argue that productivity gains driven by new technological developments will allow our economy to continue generating non-inflationary growth even at relatively full employment.

    Indeed, many of the normal inflation indicators continue to point toward deflation or relative price stability. The Bridge CRB Commodity Index, which is comprised of agricultural, energy and other commodities, is down 25% since the last Fed tightening, which took place in March of 1997. The price of gold, which has historically been an indicator of rising inflation, is down 28% over that same period. Some argue that pending central bank gold sales have artificially depressed gold prices, but even so, gold prices hardly seem to be flashing inflation warning signals. Durable goods prices have fallen for three years in a row and are down 2.3% at an annual rate so far in 1999. Increasing productivity could help explain this phenomenon if an increase in the supply of goods soaks up excess liquidity, driving prices down.

    Has our ability to grow so rapidly with low levels of inflation simply been driven by an unlikely-to-be-sustained decline in the federal deficit and the ability to import cheap goods and cheap funds from abroad during a now abating global financial crisis? Or, has it been influenced primarily by dramatic productivity enhancements stemming from the implementation of new technology, and as Bill Gates has suggested, this is just the beginning?

    A Dow Jones Industrial Average above 11,000 seems priced for a very positive answer to this question.

    The Value Growth and Managed comments are from Roger F. Grefe, CFA, Investment Management Vice President. The High Grade Bond and High Yield Bond comments are from Robert J. Rummelhart, CFA, Fixed Income Vice President.

    VALUE GROWTH: Over the last year, our decision to underweight or avoid the high-flying large-capitalization stocks, and to overweight the small- and mid-cap stocks has worked against us. The market flocked toward the big household-name stocks, turning its back on the small- to mid-size companies that comprise the bulk of our Portfolio. In short, mid-cap, deep-value investing has had a severe bout of underperformance. This can be illustrated by comparing the last 12-month returns for the Standard & Poor's 500 Stock Index ("S&P 500") versus the Russell 2000 Index ("Russell 2000"). For the 12 months ending June 30, 1999, the S&P 500 was up 22.72% versus a gain of 1.5% for the Russell 2000.

    The ongoing contrast between the performance of the S&P 500 and the Russell 2000 is perhaps greater than we can ever recall. The S&P 500 is an index of large cap stocks and the Russell 2000 is an index of mid- and small-cap stocks, which excludes the 1000 largest stocks.

    In calendar year 1998, 15 stocks, a mere 3% of the issues in the S&P 500, accounted for 52% of the Index's performance. Of these 15 stocks, nine were either technology or communications companies. If you owned these stocks, you had a great 1998 and first six months of 1999. Most value investors did not own those stocks. The trailing twelve-month price/earnings ratio at the end of 1998 for those stocks was 47.7 times, which is not a value-priced statistic. In contrast, many of the stocks we own sell at price/ earnings ratios of 10 to 20 with excellent growth prospects.

    Stock market commentators refer to this as narrowness. When market performance is "narrow," a small number of stocks account for the performance of an index and may not be representative of how stocks in general have performed. Most of the time, a rising tide lifts all boats. This was not the case in 1998 or at the present time. Much of the effect stems from the fact that the popular stock market indexes are capitalization weighted. The larger the market capitalization of a company, the greater its contribution to the calculation of the performance of an index. In the S&P 500, about 50 stocks, 10% of the number of issues in the Index, generally account for approximately one-half of the Index's weighting. While indexes in general are a reasonable barometer of stock market performance, capitalization weighting can distort the picture and may not be an accurate reflection of the average stock portfolio held by mutual funds, individual investors, insurance companies, and banks, etc.

    The skewing of the indexes to large companies is further compounded by a concentration in large technology companies. The S&P 500 was historically an index of industrial America. Today, it is increasingly concentrated in technology stocks, which are currently measured by a different valuation model than most stocks. Contrary to this valuation model, we agree instead with Marty Whitman, a successful portfolio manager and analyst with MJ Whitman Advisers, who stated in a recent article at his firm's website:

        "The appreciation in market prices for the common stocks that make up the leading indexes have, in recent years, so far outstripped the growth in book value and earnings for the companies whose common stocks make up the indexes that these market prices seem now to be grossly out of line with corporate reality. Thus the possibilities for disaster. Here excellent past performance seems likely to be a harbinger of future under-performance insofar as one believes that over the long term, market prices for passively owned common stocks will have a relationship to underlying corporate fundamentals."

    In contrast to the S&P 500, many common stocks, especially well-capitalized small- to mid-size companies, currently seem to be priced at bargain prices relative to long-term earnings prospects and current book values. This type of pricing in markets for passive, minority investments seems to occur frequently at times when the immediate earnings outlooks are unclear. Heartland Express, Inc., based in Coralville, Iowa, is a leading short- to medium-haul truckload carrier operating primarily east of the

Rocky Mountains. Heartland has a very impressive track record of revenue and earnings growth. Over the last ten years, Heartland has posted compound annual growth in revenue and earnings of 22.6% and 21.3%, respectively. Limited driver availability caused Heartland's revenue growth to stall in 1998. Consequently, the share prices are 40% off their highs, with a forward price-earnings ratio of
14. Heartland has a strong balance sheet with no debt and approximately $155 million in cash ($5.16 per share) and the company's strong financial health should be most valuable in the next industry downturn. The negative stock returns for Heartland are not a result of the company doing badly. We believe this stock and many like it are being ignored or sold as money flows to where the gains are being made in technology and Internet stocks.

    For value investors, such as ourselves, the focus is on investing in companies at prices below the long-term value of the underlying businesses. For a large and growing segment of investors, however, aligning price and value simply is not relevant. Momentum investors, who continue to dominate today's investing climate, concentrate on trends in earnings and stock prices; the value of the company has little to do with their analysis. Index investors simply buy whatever stocks inhabit their chosen index. These two types of investors give merit to the theory that the stock market has become less efficient in recent years because the nature and motives of investors have changed. This long bull market has attracted millions of new investors who simply want a piece of the action. Federal Reserve Chairman Alan Greenspan suggested the "lottery premium" reason (i.e. the hope for the tiny chance of a large gain propels otherwise sensible people to make irrational investment decisions).

    History is full of examples of companies that never reached great expectations such as those that are being placed on the technology companies today. A portfolio of stocks with that much hype has never been a formula for sound investing. Stocks today are being bought merely because they have gone up in price and the approach has become self-fulfilling. Little or no consideration is given to whether there is any investment value for a particular common stock. "Value" has not been counting for much in the new paradigm. However, there is likely to be a balancing of the scales in the future, with value demonstrating its many fine investment attributes. We do not believe that efficiency in pricing stocks has been destroyed for all time, only suspended for an uncomfortably long period of time. We believe that the investments that we have made in Allstate, American Water Works, Casey's General Stores, General Growth Properties, Heartland Express, Manpower, Mony Group, 7-Eleven, Inc., Super Valu and many others are under-appreciated by today's investor. These companies have bright futures, with very strong earning power, capable management, and very reasonable price to value ratios. We recommend that investors concentrate on value investing and growth at a reasonable price. These are the types of companies we own in the Value Growth Portfolio and that we believe will provide attractive returns when the business value converges with the market value through greater investor appreciation.

    HIGH GRADE BOND: Treasury yields rose approximately 100 basis points during the six-month period ended June 30, 1999. For example, the 2-, 10-, and 30-year Treasury issues yielded 4.53%, 4.65%, and 5.09%, respectively, as of December 31, 1998 compared to 5.52%, 5.79% and 5.97% as of June 30, 1999.

    The market has recently become concerned about the potential for future inflation as the U.S. economy has continued to exhibit strong growth and the world economy has started to show signs that it may start to grow at a higher rate. While future inflation may be higher, the current rate of core inflation is running at a very low rate of around 2%, which translates into relatively high real yields (interest rate minus core inflation rate) of 3% (5% minus 2%) on short-term Treasury issues and 4% (6% minus 2%) on long-term issues. Given these higher Treasury yields and our ability to find attractive spreads on corporate issues, we have increased the duration of the Portfolio so that it is currently only slightly less than that of the Lehman Brothers Aggregate Index. If we can continue to find what we view as attractively priced issues, our duration will probably continue to increase so that it slightly exceeds that of the

Aggregate Index. As a result, our future investment returns will probably be more similar to the Index and therefore, should tend to be more volatile than in the past.

    HIGH YIELD BOND: During the past six months, the high yield bond market outperformed the high-grade bond market. The greater yield and dramatic spread narrowing from the historically wide levels prevalent at the start of the year aided the performance of the high yield sector. According to the DLJ High Yield Index, the average high yield spread was 631 basis points as of December 29, 1998 compared to 486 basis points as of June 3, 1999.

    We attempted to take advantage of these wider spreads by increasing our exposure to pure high yield issues and away from investment-grade corporates. While our exposure to high yield issues increased during this period, we continued to be underweighted toward high yield issues relative to most funds and indexes and thus underperformed relative to these benchmarks. Based on current market conditions, we plan to continue to increase our exposure to pure high yield issues as attractive opportunities continue to be available.

    MANAGED: The Managed Portfolio emphasizes income with moderate growth potential. Our goal is to produce income at twice the rate of the dividend yield of the S&P 500 which continues to be a paltry 1.18%, the lowest in history. We continue to find excellent investments that should easily equal or better our hurdle rate of 2.4%. We have invested in some attractive convertible securities (those exchangeable into common stock), hybrid securities with both bond and equity characteristics. Convertibles provide more income and usually more downside protection than the underlying common stock. We consider this to be an attractive asset class for the Managed Portfolio as the income stream provides a "paid to wait" investment strategy. Ultimately, we would like every underlying common stock to perform well, thus enhancing the total return of the Managed Portfolio.

    Some very attractive convertible issues recently acquired are in the healthcare area. Alza Corporation and Elan are specialty pharmaceutical firms with excellent prospects. Both Alza and Elan were under selling pressure and the stocks declined rapidly. The convertible bonds declined as well, providing an excellent buying opportunity to own two high-quality healthcare firms. Alza is now being acquired by Abbott Laboratories, another one of the Portfolio's holdings that has a bright future at a reasonable price. Elan is a pharmaceutical company offering other major pharmaceutical companies a full range of drug delivery services. Elan is in the early stages of commercializing about seven new drugs over the next 24 months, which is likely to transition earnings toward higher-margined pharmaceutical products. The company is making steady clinical progress in a range of new products centered on epilepsy, anti-migraine, chronic pain management, multiple sclerosis and Alzheimer's disease. We suspect the low price-earnings ratio of 17 could improve as the company makes progress on these new compounds. We own the convertibles which provide a current yield of over 4% and are convertible into 28.153 shares for each bond. We believe the company is worth $50 a share, implying that the bonds could sell at $140 as opposed to their current price of $105. The Managed Portfolio owns many similarly attractive convertible positions where we are being "paid to wait."

    MONEY MARKET: On June 30th, the Federal Reserve Bank raised the Federal Funds rate by 25 basis points as expected, but did not change the discount rate and also switched to a neutral bias. They explained their actions by saying that the "full degree" of last year's easing was "no longer necessary." They also said that despite tight labor markets, "productivity growth has contained inflationary pressures."

    During 1994, the Fed switched to a neutral bias after each of several tightening moves. While real rates are currently much higher and the yield curve much flatter compared to late 1993, the neutral bias alone provides little or no indication as to the direction or timing of the Fed's next move. Currently, the Fed Funds rate is 5.00% and a 90-day Treasury bill yields 4.62%.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                           [EDWARD M. WIEDERSTEIN SIGNATURE]

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

July 27, 1999

                 (This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

                                               HIGH
                           VALUE GROWTH     GRADE BOND
                             PORTFOLIO      PORTFOLIO
                           -------------   ------------
ASSETS
Investments in
 securities, at value
 (cost -- $48,146,559;
 $13,737,136;
 $18,599,939;
 $59,445,357; $6,056,984;
 and $53,506,437,
 respectively)...........   $ 48,363,899   $ 13,487,124
Cash.....................                         8,421
Accrued dividends and
 interest receivable.....        130,454        155,048
Prepaid expense..........          1,042            156
Investment securities
 sold....................        454,696
                           -------------   ------------
Total Assets.............   $ 48,950,091   $ 13,650,749
                           -------------   ------------
                           -------------   ------------
LIABILITIES AND NET
 ASSETS
Liabilities:
  Net outstanding
   redemptions in excess
   of bank balance.......   $     81,387
  Investment securities
   purchased.............                  $    795,802
  Accrued expenses.......          4,074          3,432
                           -------------   ------------
Total Liabilities........         85,461        799,234
Net assets applicable to
 shares of beneficial
 interest................     48,864,630     12,851,515
                           -------------   ------------
Total Liabilities and Net
 Assets..................   $ 48,950,091   $ 13,650,749
                           -------------   ------------
                           -------------   ------------
Shares issued and
 outstanding as of June
 30, 1999................      4,937,567      1,316,392
NET ASSET VALUE PER
 SHARE...................   $       9.90   $       9.76
                           -------------   ------------
                           -------------   ------------

SEE ACCOMPANYING NOTES.

                               HIGH
                            YIELD BOND      MANAGED      MONEY MARKET     BLUE CHIP
                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                           ------------   ------------   -------------   ------------
ASSETS
Investments in
 securities, at value
 (cost -- $48,146,559;
 $13,737,136;
 $18,599,939;
 $59,445,357; $6,056,984;
 and $53,506,437,
 respectively)...........  $ 18,096,768   $ 58,050,089     $6,056,984    $ 78,294,520
Cash.....................                                     178,755          37,520
Accrued dividends and
 interest receivable.....       323,126        332,311          1,790          69,993
Prepaid expense..........           257          1,154            126           1,006
Investment securities
 sold....................                           44
                           ------------   ------------   -------------   ------------
Total Assets.............  $ 18,420,151   $ 58,383,598     $6,237,655    $ 78,403,039
                           ------------   ------------   -------------   ------------
                           ------------   ------------   -------------   ------------
LIABILITIES AND NET
 ASSETS
Liabilities:
  Net outstanding
   redemptions in excess
   of bank balance.......  $     20,987   $    150,940
  Investment securities
   purchased.............
  Accrued expenses.......         3,742          2,472     $    5,175    $      2,415
                           ------------   ------------   -------------   ------------
Total Liabilities........        24,729        153,412          5,175           2,415
Net assets applicable to
 shares of beneficial
 interest................    18,395,422     58,230,186      6,232,480      78,400,624
                           ------------   ------------   -------------   ------------
Total Liabilities and Net
 Assets..................  $ 18,420,151   $ 58,383,598     $6,237,655    $ 78,403,039
                           ------------   ------------   -------------   ------------
                           ------------   ------------   -------------   ------------
Shares issued and
 outstanding as of June
 30, 1999................     1,881,055      5,140,116      6,232,480       1,857,989
NET ASSET VALUE PER
 SHARE...................  $       9.78   $      11.33     $     1.00    $      42.20
                           ------------   ------------   -------------   ------------
                           ------------   ------------   -------------   ------------

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                              HIGH
                           VALUE GROWTH    GRADE BOND
                             PORTFOLIO      PORTFOLIO
                           -------------   -----------
INVESTMENT INCOME
Dividends................    $  446,257     $   7,150
Interest.................        88,747       376,765
                           -------------   -----------
Total Investment
 Income..................       535,004       383,915
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........        99,880        17,331
 Accounting fees.........        11,098         2,888
Custodial fees...........         3,742         2,198
Professional fees........         5,269         1,261
Reports to
 shareholders............         3,180           687
Trustees' fees and
 expenses................           581           144
Insurance and bonds......           440            72
Miscellaneous............          (718)        1,783
                           -------------   -----------
Total Expenses...........       123,472        26,364
Fees paid indirectly.....          (311)         (386)
                           -------------   -----------
Net Expenses.............       123,161        25,978
                           -------------   -----------
Net Investment Income....       411,843       357,937
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............     1,635,529        25,343
Change in unrealized
appreciation/depreciation
 of investments..........       964,725      (484,000)
                           -------------   -----------
Net Gain (Loss) on
 Investments.............     2,600,254      (458,657)
                           -------------   -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........    $3,012,097     $(100,720)
                           -------------   -----------
                           -------------   -----------

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND      MANAGED     MONEY MARKET      BLUE CHIP
                            PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                           -----------   -----------   -------------   -------------
INVESTMENT INCOME
Dividends................   $   57,436   $ 1,015,739                   $     458,991
Interest.................      603,035       593,205      $138,321           153,360
                           -----------   -----------   -------------   -------------
Total Investment
 Income..................      660,471     1,608,944       138,321           612,351
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........       38,297       127,493         7,173            69,060
 Accounting fees.........        4,255        14,166         1,435            15,173
Custodial fees...........        2,225         2,891         2,760             3,285
Professional fees........        2,007         6,922           711             7,805
Reports to
 shareholders............          951         3,347           387             3,809
Trustees' fees and
 expenses................          217           744            83               863
Insurance and bonds......          114           497            55               456
Miscellaneous............        1,337        (1,424)        2,189            (1,802)
                           -----------   -----------   -------------   -------------
Total Expenses...........       49,403       154,636        14,793            98,649
Fees paid indirectly.....         (262)         (573)         (149)             (213)
                           -----------   -----------   -------------   -------------
Net Expenses.............       49,141       154,063        14,644            98,436
                           -----------   -----------   -------------   -------------
Net Investment Income....      611,330     1,454,881       123,677           513,915
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............      107,135      (695,477)                         67,486
Change in unrealized
appreciation/depreciation
 of investments..........     (676,008)    1,396,575                       9,717,105
                           -----------   -----------   -------------   -------------
Net Gain (Loss) on
 Investments.............     (568,873)      701,098                       9,784,591
                           -----------   -----------   -------------   -------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........   $   42,457   $ 2,155,979      $123,677     $  10,298,506
                           -----------   -----------   -------------   -------------
                           -----------   -----------   -------------   -------------

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                    VALUE GROWTH
                                     PORTFOLIO
                           ------------------------------
                             SIX MONTHS
                               ENDED         YEAR ENDED
                           JUNE 30, 1999    DECEMBER 31,
                            (UNAUDITED)         1998
                           --------------   -------------
OPERATIONS
Net investment income....    $    411,843    $    976,830
Net realized gain (loss)
 from investment
 transactions............       1,635,529     (12,222,329)
Change in unrealized
appreciation/depreciation
 of investments..........         964,725      (1,659,408)
                           --------------   -------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........       3,012,097     (12,904,907)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....        (976,831)         (6,577)
Net realized gain from
 investment
 transactions............
Distributions in excess
 of net realized gain
 from investment
 transactions............                         (26,956)
                           --------------   -------------
                                 (976,831)        (33,533)
CAPITAL SHARE
 TRANSACTIONS............       4,164,947      12,136,936
                           --------------   -------------
Total Increase (Decrease)
 in Net Assets...........       6,200,213        (801,504)
NET ASSETS
Beginning of period......      42,664,417      43,465,921
                           --------------   -------------
End of period (including
 undistributed net
 investment income as set
 forth below)............    $ 48,864,630    $ 42,664,417
                           --------------   -------------
                           --------------   -------------
Undistributed Net
 Investment Income.......    $    413,575    $    978,563
                           --------------   -------------
                           --------------   -------------

SEE ACCOMPANYING NOTES.

                                        HIGH                             HIGH
                                     GRADE BOND                       YIELD BOND
                                     PORTFOLIO                        PORTFOLIO
                           ------------------------------   ------------------------------
                             SIX MONTHS                       SIX MONTHS
                               ENDED         YEAR ENDED         ENDED         YEAR ENDED
                           JUNE 30, 1999    DECEMBER 31,    JUNE 30, 1999    DECEMBER 31,
                            (UNAUDITED)         1998         (UNAUDITED)         1998
                           --------------   -------------   --------------   -------------
OPERATIONS
Net investment income....    $    357,937    $    495,896     $    611,330    $    863,295
Net realized gain (loss)
 from investment
 transactions............          25,343          42,339          107,135          92,105
Change in unrealized
appreciation/depreciation
 of investments..........        (484,000)         16,979         (676,008)       (137,099)
                           --------------   -------------   --------------   -------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........        (100,720)        555,214           42,457         818,301
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....        (357,937)       (495,896)        (611,330)       (863,295)
Net realized gain from
 investment
 transactions............         (35,445)                         (92,104)        (12,471)
Distributions in excess
 of net realized gain
 from investment
 transactions............
                           --------------   -------------   --------------   -------------
                                 (393,382)       (495,896)        (703,434)       (875,766)
CAPITAL SHARE
 TRANSACTIONS............       3,090,148       4,821,771        3,376,559       7,114,059
                           --------------   -------------   --------------   -------------
Total Increase (Decrease)
 in Net Assets...........       2,596,046       4,881,089        2,715,582       7,056,594
NET ASSETS
Beginning of period......      10,255,469       5,374,380       15,679,840       8,623,246
                           --------------   -------------   --------------   -------------
End of period (including
 undistributed net
 investment income as set
 forth below)............    $ 12,851,515    $ 10,255,469     $ 18,395,422    $ 15,679,840
                           --------------   -------------   --------------   -------------
                           --------------   -------------   --------------   -------------
Undistributed Net
 Investment Income.......    $          0    $          0     $          0    $          0
                           --------------   -------------   --------------   -------------
                           --------------   -------------   --------------   -------------

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                      MANAGED
                                     PORTFOLIO
                           ------------------------------
                             SIX MONTHS
                               ENDED         YEAR ENDED
                           JUNE 30, 1999    DECEMBER 31,
                            (UNAUDITED)         1998
                           --------------   -------------
OPERATIONS
Net investment income....    $  1,454,881    $  2,635,770
Net realized gain (loss)
 from investment
 transactions............        (695,477)     (3,607,983)
Change in unrealized
appreciation/depreciation
 of investments..........       1,396,575      (4,288,730)
                           --------------   -------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........       2,155,979      (5,260,943)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....      (2,634,990)        (19,731)
Net realized gain from
 investment
 transactions............                         (11,609)
Distributions in excess
 of net realized gain
 from investment
 transactions............
                           --------------   -------------
                               (2,634,990)        (31,340)
CAPITAL SHARE
 TRANSACTIONS............       2,275,043      16,777,676
                           --------------   -------------
Total Increase (Decrease)
 in Net Assets...........       1,796,032      11,485,393
NET ASSETS
Beginning of period......      56,434,154      44,948,761
                           --------------   -------------
End of period (including
 undistributed net
 investment income as set
 forth below)............    $ 58,230,186    $ 56,434,154
                           --------------   -------------
                           --------------   -------------
Undistributed Net
 Investment Income.......    $  1,454,881    $  2,634,990
                           --------------   -------------
                           --------------   -------------

SEE ACCOMPANYING NOTES.

                                 MONEY MARKET                  BLUE CHIP
                                  PORTFOLIO                    PORTFOLIO
                           ------------------------    --------------------------
                           SIX MONTHS                  SIX MONTHS
                             ENDED       YEAR ENDED       ENDED       YEAR ENDED
                            JUNE 30,      DECEMBER      JUNE 30,       DECEMBER
                              1999          31,           1999            31,
                           (UNAUDITED)      1998       (UNAUDITED)       1998
                           ----------    ----------    -----------    -----------
OPERATIONS
Net investment income....  $ 123,677     $ 281,943     $   513,915    $   816,315
Net realized gain (loss)
 from investment
 transactions............                                   67,486       (236,791)
Change in unrealized
appreciation/depreciation
 of investments..........                                9,717,105      6,904,202
                           ----------    ----------    -----------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........    123,677       281,943      10,298,506      7,483,726
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....   (123,677 )    (281,943 )      (816,323)        (2,137)
Net realized gain from
 investment
 transactions............                                                  (3,441)
Distributions in excess
 of net realized gain
 from investment
 transactions............
                           ----------    ----------    -----------    -----------
                            (123,677 )    (281,943 )      (816,323)        (5,578)
CAPITAL SHARE
 TRANSACTIONS............    190,306       (35,343 )     8,068,366     21,507,002
                           ----------    ----------    -----------    -----------
Total Increase (Decrease)
 in Net Assets...........    190,306       (35,343 )    17,550,549     28,985,150
NET ASSETS
Beginning of period......  6,042,174     6,077,517      60,850,075     31,864,925
                           ----------    ----------    -----------    -----------
End of period (including
 undistributed net
 investment income as set
 forth below)............  $6,232,480    $6,042,174    $78,400,624    $60,850,075
                           ----------    ----------    -----------    -----------
                           ----------    ----------    -----------    -----------
Undistributed Net
 Investment Income.......  $       0     $       0     $   513,915    $   816,323
                           ----------    ----------    -----------    -----------
                           ----------    ----------    -----------    -----------

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JUNE 30, 1999
(UNAUDITED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
COMMON STOCKS (76.52%)
---------------------------
  AGRICULTURAL SERVICES (1.02%)
  Rayonier, Inc.........................       10,000    $   498,125
  BUSINESS SERVICES (0.99%)
  Manpower, Inc.........................       21,400        484,175
  CHEMICALS AND ALLIED PRODUCTS (4.16%)
  ELAN Corp.............................       20,000(1)     555,000
  Procter & Gamble Co...................       10,000        892,500
  RPM, Inc..............................       41,370        586,937
                                                         ------------
                                                           2,034,437
  COMMUNICATIONS (2.75%)
  GTE Corp..............................       10,000        757,500
  US West, Inc..........................       10,000        587,500
                                                         ------------
                                                           1,345,000
  DEPOSITORY INSTITUTIONS (4.80%)
  Glacier Bancorp, Inc..................        4,396        102,756
  Golden West Financial Corp............        5,000        490,000
  Household International, Inc..........       10,000        473,750
  U.S. Bancorp..........................       25,000        850,000
  Wells Fargo Co........................       10,000        427,500
                                                         ------------
                                                           2,344,006
  ELECTRIC, GAS AND SANITARY SERVICES (2.11%)
  California Water Service Group........        7,900        206,388
  Northern States Power Co..............       34,050        823,584
                                                         ------------
                                                           1,029,972
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (1.02%)
  ECI Telecom, Ltd......................       15,000        497,813
  FOOD AND KINDRED PRODUCTS (12.47%)
  ConAgra, Inc..........................       70,000      1,863,750
  Heinz (H. J.) Co......................       10,000        501,250
  Hershey Foods.........................       10,000        593,750
  Interstate Bakers.....................       30,000        673,125
  McCormick & Co........................       20,000        631,250
  PepsiCo, Inc..........................       20,000        773,750
  Philip Morris Companies, Inc..........       15,000        602,812
  Sara Lee Corp.........................       20,000        453,750
                                                         ------------
                                                           6,093,437

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  FOOD STORES (6.79%)
  Albertson's, Inc......................       10,000    $   515,625
  Casey's General Stores, Inc...........       90,750      1,361,250
  7-Eleven, Inc.........................      650,000(1)   1,442,220
                                                         ------------
                                                           3,319,095
  HEALTH SERVICES (3.98%)
  Abbott Laboratories...................       10,000        455,000
  Cardinal Health, Inc..................       15,000        961,875
  Watson Pharmaceuticals................       15,000(1)     525,937
                                                         ------------
                                                           1,942,812
  HOLDING AND OTHER INVESTMENT OFFICES (2.07%)
  MBIA, Inc.............................       10,000        647,500
  Wintrust Financial Corp...............       20,550(1)     362,194
                                                         ------------
                                                           1,009,694
  INSTRUMENTS & RELATED PRODUCTS (1.23%)
  Becton Dickinson & Co.................       20,000        600,000
  INSURANCE CARRIERS (11.67%)
  Allstate Corp.........................       34,600      1,241,275
  American International Group, Inc.....        5,000        585,312
  Jefferson Pilot Corp..................       10,000        661,875
  Mony Group, Inc.......................       25,000        815,625
  Progressive Corp......................        5,000        725,000
  Reinsurance Group of America..........       20,000        670,000
  Transatlantic Holdings, Inc...........        9,150        685,678
  United Fire & Casualty Co.............       12,250        318,500
                                                         ------------
                                                           5,703,265
  NONCLASSIFIABLE ESTABLISHMENTS (0.79%)
  Service Corp International............       20,000        385,000
  NONDEPOSITORY INSTITUTIONS (3.77%)
  Berkshire Hathaway, Inc...............           15(1)   1,033,500
  Federal Home Loan Mortgage Corp.......       10,000        580,000
  Student Loan Marketing Association....        5,000        229,063
                                                         ------------
                                                           1,842,563
  OIL AND GAS EXTRACTION (0.68%)
  Offshore Logistics....................       30,000(1)     333,750
  PETROLEUM AND COAL PRODUCTS (1.23%)
  Ashland Oil Co........................       15,000        601,875

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  PRINTING & PUBLISHING (4.53%)
  Belo (A.H.) Corp......................       22,000    $   433,125
  Mail-Well, Inc........................       27,300        441,919
  New York Times........................       10,000        368,125
  Scripps Co., (E.W.), Class A..........        8,000        380,500
  Xerox Corp............................       10,000        590,625
                                                         ------------
                                                           2,214,294
  TRANSPORTATION - BY AIR (1.93%)
  Petroleum Helicopters, Inc.
   (Non-Voting).........................       66,900        819,525
  Petroleum Helicopters, Inc.
   (Voting).............................        9,300        121,481
                                                         ------------
                                                             941,006
  TRUCKING AND WAREHOUSING (1.68%)
  Heartland Express, Inc................       50,000(1)     818,750
  WATER TRANSPORTATION (2.20%)
  American Water Works, Inc.............       35,000      1,076,250
  WHOLESALE TRADE - DURABLE GOODS (1.08%)
  TBC Corp..............................       75,000(1)     529,688
  WHOLESALE TRADE - NONDURABLE GOODS (3.57%)
  McKesson HBOC, Inc....................       15,000        481,875
  Super Valu Stores, Inc................       25,000        642,187
  Unilever N V..........................        8,928(1)     622,728
                                                         ------------
                                                           1,746,790
                                                         ------------
Total Common Stocks.....................                  37,391,797
PREFERRED STOCKS (7.20%)
-----------------------------
  COMMUNICATIONS (3.93%)
  Cellnet Funding, LLC..................       98,500      1,920,750
  HEALTH SERVICES (0.32%)
  McKesson Financing Trust..............        3,000        156,000
  HOLDING AND OTHER INVESTMENT OFFICES (2.95%)
  General Growth Properties, Inc........       59,960      1,439,040
                                                         ------------
  Total Preferred Stocks................                   3,515,790

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
CORPORATE BONDS (13.74%)
-----------------------------
  HEALTH SERVICES (5.12%)
  Alza Corp.............................  $   600,000        820,974
  Athena Neurosciences, Inc.............    1,600,000      1,682,912
                                                         ------------
                                                           2,503,886

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT         VALUE
                                          -------------  ------------
  OIL AND GAS EXTRACTION (2.48%)
  Pride International, Inc..............  $ 1,300,000    $ 1,212,991
  PRIMARY METAL INDUSTRIES (2.25%)
  Quanex Corp...........................    1,050,000      1,098,563
  PRINTING AND PUBLISHING (3.89%)
  Mail-Well, Inc........................    1,790,000(1)   1,900,139
                                                         ------------
  Total Bonds...........................                   6,715,579

                                             SHARES
                                              HELD
                                          -------------
SHORT-TERM INVESTMENTS (1.52%)
-----------------------------------
  MONEY MARKET MUTUAL FUND
  Provident Treasury Fund, Class A......      740,733        740,733
                                                         ------------
Total Investments (98.98%)..............                  48,363,899
OTHER ASSETS LESS LIABILITIES (1.02%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                     500,731
                                                         ------------
Total Net Assets (100.00%)..............                 $48,864,630
                                                         ------------
                                                         ------------

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JUNE 30, 1999
(UNAUDITED)

                                            SHARES
                                             HELD        VALUE
                                          ----------  -----------
PREFERRED STOCK (1.41%)
---------------------------
  HOLDING & OTHER INVESTMENT OFFICES
  New Plan Realty.......................       4,000  $   181,500
                                                      -----------
Total Preferred Stocks..................                  181,500


                                          PRINCIPAL
                                            AMOUNT
                                          ----------
CORPORATE BONDS (49.14%)
-----------------------------
  DEPOSITORY INSTITUTIONS (1.14%)
  J. P. Morgan & Co., 7.25%, due
   10/01/10.............................  $  150,000      145,954
  ELECTRIC, GAS AND SANITARY SERVICES (6.98%)
  National Co-op Services Corp., 9.48%,
   due 1/1/12...........................     344,000      365,221
  Oglethorpe Power (OPC Scherer),
   6.974%, due 6/30/11..................     388,000      388,116
  Western Penn Power, 7.875%, due
   12/01/04.............................     140,000      143,325
                                                      -----------
                                                          896,662
  GENERAL MERCHANDISE STORES (2.30%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................     300,000      296,211
  HOLDING AND OTHER INVESTMENT OFFICES (6.06%)
  Federal Realty Investment Trust,
   8.875%, due 1/15/00..................     100,000      101,367
  Glenborough Properties, 7.625%, due
   3/15/05..............................     250,000      217,760
  Meditrust, 7.60%, due 9/13/05.........     150,000      127,308
  Washington REIT, 6.898%, due
   2/15/18..............................     350,000      332,049
                                                      -----------
                                                          778,484
  INDUSTRIAL MACHINERY AND EQUIPMENT (3.95%)
  Thermo Fibertek, 4.50%, due 7/15/04...     600,000      507,000
  NONDEPOSITORY INSTITUTIONS (3.50%)
  Household Finance Co., 7.30%, due
   7/30/12..............................     200,000      198,146
  Security Capital Pacific, 7.20%, due
   3/1/13...............................     275,000      251,295
                                                      -----------
                                                          449,441
  PAPER AND ALLIED PRODUCTS (1.16%)
  Union Camp Corp., 8.625%, due
   4/15/16..............................     144,000      149,538
  PETROLEUM AND COAL PRODUCTS (2.94%)
  Kerr McGee Corp., 7.50%, due
   5/15/14..............................     380,000      377,625
  RAILROAD TRANSPORTATION (0.19%)
  Union Pacific Corp., 8.50%, due
   1/15/17..............................      24,000       24,848
  TEXTILE MILL PRODUCTS (2.10%)
  Unifi, 6.50%, due 2/1/08..............     280,000      270,337
  TOBACCO PRODUCTS (5.71%)
  UST, Inc., 7.25%, due 6/1/09..........     750,000      734,400

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT       VALUE
                                          ----------  -----------
  TRANSPORTATION EQUIPMENT (1.40%)
  Ford Motor Credit Co., 9.215%, due
   9/15/21..............................  $  150,000  $   179,468
  TRANSPORTATION BY AIR (9.91%)
  Continental Airlines, 6.545%, due
   8/2/20...............................     500,000      468,050
  Northwest Airlines, 7.575%, due
   9/1/20...............................     800,000      805,400
                                                      -----------
                                                        1,273,450
  TRUCKING AND WAREHOUSING (1.80%)
  Federal Express, 7.50%, due 1/15/18...     228,566      231,453
                                                      -----------
Total Corporate Bonds...................                6,314,871
MORTGAGE-BACKED SECURITIES (26.33%)
------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
   (0.20%)
  Pool # 50276, 9.50%, due 2/01/20......      23,427       25,008
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) (26.13%)
  Pool # 1512, 7.50%, due 12/20/23......     267,150      270,239
  Pool # 22630, 6.50%, due 8/01/28......     481,413      463,211
  Pool # 2631, 7.00%, due 8/01/28.......     711,341      702,229
  Pool # 2658, 6.50%, due 10/01/28......     865,886      833,147
  Pool # 2701, 6.50%, due 1/20/29.......     985,921      948,643
  Pool # 236070, 10.00%, due 10/15/12...      80,643       88,127
  Pool # 276337, 10.00%, due 8/15/19....      48,102       52,717
                                                      -----------
                                                        3,358,313
                                                      -----------
Total Mortgage-Backed Securities........                3,383,321
UNITED STATES TREASURY OBLIGATION (3.31%)
------------------------------------------------
  U.S. Treasury Note, 7.25%, due
   8/15/04..............................     400,000      425,420
SHORT-TERM INVESTMENTS (24.76%)
------------------------------------
  UNITED STATES GOVERNMENT AGENCIES (20.50%)
  Federal National Mortgage Assoc., due
   7/13/99..............................     340,000      339,454
  Federal Home Loan Mortgage Corp., due
   8/12/99..............................     950,000      944,599
  Federal Home Loan Mortgage Corp., due
   7/02/99..............................   1,000,000      999,868
  Federal National Mortgage Assoc., due
   7/01/99..............................     350,000      350,000
                                                      -----------
                                                        2,633,921

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                            SHARES
                                             HELD        VALUE
                                          ----------  -----------
  MONEY MARKET MUTUAL FUND (4.26%)
  Provident Treasury Fund, Class A......     548,091  $   548,091
                                                      -----------
Total Short-Term Investments............                3,182,012
                                                      -----------
Total Investments (104.95%).............               13,487,124
OTHER ASSETS LESS LIABILITIES (-4.95%)
------------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                 (635,609)
                                                      -----------
Total Net Assets (100.00%)..............              $12,851,515
                                                      -----------
                                                      -----------

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JUNE 30, 1999
(UNAUDITED)

                                            SHARES
                                             HELD         VALUE
                                          -----------  -----------
PREFERRED STOCK (7.15%)
---------------------------
  DEPOSITORY INSTITUTIONS (0.69%)
  CFB Capital I, 8.875%, Cumulative
   Capital Securites....................        5,000  $   126,563
  HOLDING AND OTHER INVESTMENT OFFICES (1.73%)
  New Plan Realty Trust.................        7,000      317,625
  METAL MINING (4.73%)
  Cameco Corp...........................       36,000      870,750
                                                       -----------
Total Preferred Stocks..................                 1,314,938


                                           PRINCIPAL
                                            AMOUNT
                                          -----------
CORPORATE BONDS (89.00%)
-----------------------------
  AMUSEMENT AND RECREATION SERVICES (1.09%)
  AMF Bowling Worldwide, Inc., 10.875%,
   due 3/15/06..........................  $   240,000      200,400
  APPAREL AND OTHER TEXTILE PRODUCTS (1.11%)
  Dan River, Inc., 10.125%, due
   12/15/03.............................      200,000      205,000
  AUTO REPAIR, SERVICES AND PARKING (3.56%)
  Budget Group, Inc., 9.125%, due
   4/1/06...............................      700,000      654,500
  BUSINESS SERVICES (3.31%)
  Cendant Corporation, 7.75%, due
   12/1/03..............................      600,000      608,460
  CHEMICALS AND ALLIED PRODUCTS (11.70%)
  Huntsman ICI Chemicals, 10.125%, due
   7/1/09...............................      900,000      912,375
  Lyondell Chemical Co., 9.625%, due
   5/1/07...............................      900,000      940,500
  Terra Industries, Inc., 10.50%, due
   6/15/05..............................      300,000      298,500
                                                       -----------
                                                         2,151,375
  COMMUNICATIONS (5.09%)
  Savoy Pictures, 7.00%, due 7/1/03.....      450,000      443,250
  Telephone & Data Systems, Inc., 7.00%,
   due 8/1/06...........................      500,000      492,710
                                                       -----------
                                                           935,960
  DEPOSITORY INSTITUTIONS (1.35%)
  First Bank N.A., 6.25%, due 8/15/05...      250,000      249,218
  ELECTRIC, GAS AND SANITARY SERVICES (7.47%)
  ESI Tractebel, 7.99%, due 12/30/11....      340,000      324,351
  Gulf States Utilities, 8.94%, due
   1/1/22...............................      700,000      730,429
  Waterford 3 Nuclear Power Plant,
   8.09%, due 1/2/17....................      321,282      319,409
                                                       -----------
                                                         1,374,189
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (1.32%)
  Advanced Micro Devices, Inc., 11.00%,
   due 8/01/03..........................      240,000      242,700

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                          -----------  -----------
  FOOD STORES (0.67%)
  P&C Food Markets, Inc., 11.50%, due
   10/15/01.............................  $   150,000  $    53,250
  Penn Traffic Co., 10.25%, due
   2/15/02..............................      200,000       71,000
                                                       -----------
                                                           124,250
  GENERAL MERCHANDISE STORES (4.22%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................      300,000      296,211
  Woolworth F.W., 7.00%, due 6/1/00.....      500,000      480,000
                                                       -----------
                                                           776,211
  HEALTH SERVICES (2.55%)
  Tenet Healthcare, 7.625%, due
   6/1/08...............................      500,000      468,750
  HOLDING AND OTHER INVESTMENT OFFICES (11.59%)
  Bradley Operating LP, 7.20%, due
   1/15/08..............................      450,000      423,572
  Federal Realty Investment Trust,
   7.48%, due 8/15/26...................      600,000      614,070
  Glenborough Properties, 7.625%, due
   3/15/05..............................      400,000      348,416
  Price Development Company, 7.29%, due
   3/11/08..............................      450,000      430,996
  SUSA Partnership LP, 8.20%, due
   6/01/17..............................      325,000      314,753
                                                       -----------
                                                         2,131,807
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.68%)
  AGCO Corp., 8.50%, due 3/15/06........      900,000      861,750
  INSTRUMENTS AND RELATED PRODUCTS (4.38%)
  Thermo Electron Corp., 4.25%, due
   1/1/03...............................      900,000      805,779
  LUMBER AND WOOD PRODUCTS (2.21%)
  Georgia-Pacific Corp., 9.875%, due
   11/01/21.............................      225,000      246,877
  Georgia-Pacific Corp., 9.125%, due
   7/1/22...............................      150,000      158,970
                                                       -----------
                                                           405,847
  METAL MINING (2.63%)
  INCO Ltd., 8.875%, due 6/15/19........      500,000      483,045
  NONDEPOSITORY INSTITUTIONS (0.93%)
  Macsaver Financial, 7.40%, due
   2/15/02..............................      200,000      171,000
  OIL AND GAS EXTRACTION (7.02%)
  Occidental Petroleum Co., 7.375%, due
   11/15/08.............................      400,000      395,720
  Pool Energy Services, 8.625%, due
   4/1/08...............................      900,000      895,500
                                                       -----------
                                                         1,291,220
  PAPER AND ALLIED PRODUCTS (1.15%)
  Container Corp. of America, 9.75%, due
   4/01/03..............................      200,000      210,750
  PETROLEUM AND COAL PRODUCTS (5.07%)
  Kerr McGee Corp., 7.50%, due
   5/15/14..............................      938,000      932,137
  REAL ESTATE (3.29%)
  United Dominion Realty Trust, 8.125%,
   due 11/15/00.........................      600,000      605,838

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                          -----------  -----------
  TRANSPORTATION SERVICES (2.61%)
  Federal Mogul Co., 7.75%, due
   7/1/06...............................  $   500,000  $   480,865
                                                       -----------
Total Corporate Bonds...................                16,371,051
SHORT-TERM INVESTMENTS (2.23%)
-----------------------------------
  UNITED STATES GOVERNMENT AGENCIES (1.78%)
  Federal Home Loan Mortgage Co., due
   8/12/99..............................      330,000      328,124

                                            SHARES
                                             HELD
                                          -----------
  MONEY MARKET MUTUAL FUND (0.45%)
  Provident Treasury Fund, Class A......       82,655       82,655
                                                       -----------
Total Short-Term Investments............                   410,779
                                                       -----------
Total Investments (98.38%)..............                18,096,768
OTHER ASSETS LESS LIABILITIES (1.62%)
-----------------------------------------
  Cash, receivables and prepaid expense
   less liabilities.....................                   298,654
                                                       -----------
Total Net Assets (100.00%)..............               $18,395,422
                                                       -----------
                                                       -----------

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JUNE 30, 1999
(UNAUDITED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
COMMON STOCKS (16.67%)
---------------------------
  CHEMICALS AND ALLIED PRODUCTS (1.22%)
  RPM, Inc..............................      50,000         $  709,375
  ELECTRIC, GAS AND SANITARY SERVICES (7.62%)
  Idacorp, Inc..........................      36,000          1,134,000
  Northern States Power Co..............      57,000          1,378,688
  Otter Tail Power Co...................      50,000          1,928,125
                                                             -----------
                                                              4,440,813
  FOOD AND KINDRED PRODUCTS (6.63%)
  ConAgra, Inc..........................     101,975          2,715,084
  Philip Morris Companies, Inc..........      20,000            803,750
  Sara Lee Corp.........................      15,000            340,312
                                                             -----------
                                                              3,859,146
  OIL AND GAS EXTRACTION (1.20%)
  Offshore Logistics....................      62,700(1)         697,538
                                                             -----------
Total Common Stocks.....................                      9,706,872
PREFERRED STOCKS (46.15%)
------------------------------
  COMMUNICATIONS (1.17%)
  Cellnet Funding, LLP..................      35,000            682,500
  DEPOSITORY INSTITUTIONS (6.10%)
  CFB Capital I, 8.875%, Cumulative
   Capital Securities...................      57,500          1,455,469
  CFB Capital II, 8.20%, Cumulative
   Capital Securities...................       5,940            147,757
  Harris Capital........................      20,000            483,750
  Taylor Capital Group, Inc.............      58,000          1,464,500
                                                             -----------
                                                              3,551,476
  EATING AND DRINKING PLACES (1.49%)
  Wendy's Financing.....................      14,300            865,150
  ELECTRIC, GAS AND SANITARY SERVICES (8.00%)
  Citizens Utilities Trust..............      30,500          1,483,062
  Equitable Resources...................      50,000          1,196,875
  Nisource, Inc.........................      28,000          1,382,500
  Northwestern Capital Finance, Inc.....      24,500            595,656
                                                             -----------
                                                              4,658,093
  HEALTH SERVICES (2.05%)
  McKesson Financing Trust..............      23,000          1,196,000
  HOLDING AND OTHER INVESTMENT OFFICES (5.74%)
  General Growth Properties, Inc........     100,000          2,400,000
  Wintrust Capital Trust................      37,500            942,188
                                                             -----------
                                                              3,342,188

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
  INDUSTRIAL MACHINERY AND EQUIPMENT (1.62%)
  Coltec Capital Trust..................      20,000         $  945,000
  INSURANCE CARRIERS (1.93%)
  Equitable of Iowa Capital.............      43,747          1,121,017
  MISCELLANEOUS MANUFACTURING INDUSTRIES (2.34%)
  Cyprus Amax Minerals Co...............      30,000          1,365,000
  NONDEPOSITORY INSTITUTIONS (3.84%)
  Mediaone Finance Trust................      25,000            668,750
  Newell Financial Trust I..............      28,000          1,568,000
                                                             -----------
                                                              2,236,750
  OIL AND GAS EXTRACTION (4.00%)
  EVI, Inc..............................      40,000          1,585,000
  El Paso Energy Capital Trust, Inc.....      15,000            742,500
                                                             -----------
                                                              2,327,500
  PETROLEUM AND COAL PRODUCTS (4.09%)
  Canadian Occidental Petroleum.........      56,000          1,414,000
  Tosco Financial Trust.................      20,000            965,000
                                                             -----------
                                                              2,379,000
  PIPELINES EXCEPT NATURAL GAS (2.02%)
  Enron Capital.........................      47,200          1,177,050
  RAILROAD TRANSPORTATION (0.36%)
  Union Pacific Capital Trust...........       4,000            212,500
  TRANSPORTATION EQUIPMENT (1.40%)
  Fleetwood Capital Trust...............      20,000            812,500
                                                             -----------
Total Preferred Stocks..................                     26,871,724

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
CORPORATE BONDS (35.72%)
-----------------------------
  AMUSEMENT AND RECREATION SERVICES (2.31%)
  Acclaim Entertainment, Inc., 10.00%,
   due 3/1/02...........................  $1,000,000          1,345,000
  CHEMICALS AND ALLIED PRODUCTS (1.70%)
  Cetus Corp., 5.25%, due 5/21/02.......   1,000,000            990,000
  COMMUNICATIONS (0.84%)
  Telefonos de Mexico, 4.25%, due
   6/15/04..............................     500,000            490,315
  ELECTRIC, GAS AND SANITARY SERVICES (0.15%)
  National Co-op Services Corp.
   (Arkansas Electric), 9.48%, due
   1/01/12..............................      84,000             89,182

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT             VALUE
                                          -------------      -----------
  HEALTH SERVICES (10.33%)
  Alza Corp., 5.00%, due 5/1/06.........  $1,000,000         $1,368,290
  Athena Neurosciences, Inc., 4.75%, due
   11/15/04.............................   1,400,000          1,472,548
  Dura Pharmaceuticals, 3.50%, due
   7/15/02..............................   2,000,000          1,515,000
  Healthsouth Corp., 3.25%, due
   4/1/03...............................     750,000            633,285
  Quantum Healthcare Resources, 4.75%,
   due 10/1/00..........................   1,125,000          1,028,734
                                                             -----------
                                                              6,017,857
  METAL MINING (1.86%)
  Teck Corp., 3.75%, due 7/15/06........   1,500,000          1,085,625
  MISCELLANEOUS RETAIL (1.73%)
  Rite Aid Corp., 5.25%, due 9/15/02....   1,000,000          1,006,550
  NONDEPOSITORY INSTITUTIONS (0.92%)
  Consumer Portfolio Services, Inc.,
   10.50%, due 4/15/04..................   1,400,000            535,500
  OIL AND GAS EXTRACTION (10.54%)
  Diamond Offshore Drilling, 3.75%, due
   2/15/07..............................   1,700,000          1,683,799
  Nabors Industries, Inc., 5.00%, due
   5/15/06..............................   1,700,000          2,253,673
  Offshore Logistics, 6.00%, due
   12/15/03.............................   1,500,000          1,263,885
  Pride International, Inc., 6.25%, due
   2/15/06..............................   1,000,000            933,070
                                                             -----------
                                                              6,134,427
  PRIMARY METAL INDUSTRIES (3.99%)
  Quanex Corp., 6.88%, due 6/30/07......   2,220,000          2,322,675
  PRINTING AND PUBLISHING (1.35%)
  Mail Well, Inc., 5.00%, due 11/1/02...     740,000            785,532
                                                             -----------
Total Corporate Bonds...................                     20,802,663

                                             SHARES
                                              HELD
                                          -------------
SHORT-TERM INVESTMENTS (1.15%)
-----------------------------------
  MONEY MARKET MUTUAL FUND
  Provident Treasury Fund, Class A......     668,830            668,830
                                                             -----------
Total Investments (99.69%)..............                     58,050,089
OTHER ASSETS LESS LIABILITIES (0.31%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                        180,097
                                                             -----------
Total Net Assets (100.00%)..............                     $58,230,186
                                                             -----------
                                                             -----------

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JUNE 30, 1999
(UNAUDITED)

                                     ANNUALIZED
                                      YIELD ON
                                      PURCHASE    PRINCIPAL
                                        DATE        AMOUNT        VALUE
                                     ----------   ----------   -----------
SHORT-TERM INVESTMENTS (97.18%)
------------------------------------
  COMMERCIAL PAPER (19.81%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Co.,
     4.72%, due 7/2/99.............     4.717%     $ 235,000   $   235,000
    Ford Motor Credit Corp., 5.15%,
     due 7/21/99...................     5.147        175,000       175,000
    General Electric Capital,
     5.09%, due 8/10/99............     5.094        290,000       290,000
    IBM Credit Corp., 4.71%, due
     7/1/99........................     4.713        250,000       250,000
    John Deere Capital Corp.,
     5.10%, due 8/18/99............     5.099        285,000       285,000
                                                               -----------
  Total Commercial Paper...........                              1,235,000
  UNITED STATES GOVERNMENT AGENCIES (77.37%)
    Federal Farm Credit Bank, due
     7/6/99........................     4.827        495,000       494,673
    Federal Farm Credit Bank, due
     7/13/99.......................     4.817        205,000       204,676
    Federal Home Loan Bank, due
     7/9/99........................     4.923        450,000       449,514
    Federal Home Loan Bank, due
     7/23/99.......................     5.046        240,000       239,272
    Federal Home Loan Mortgage
     Corp., due 7/15/99............     4.877        810,000       808,488
    Federal Home Loan Mortgage
     Corp., due 7/16/99............     4.830        880,000       878,257
    Federal Home Loan Mortgage
     Corp., due 7/26/99............     5.067        320,000       318,893
    Federal Home Loan Mortgage
     Corp., due 7/29/99............     5.081        180,000       179,301
    Federal Home Loan Mortgage
     Corp., due 8/12/99............     4.969        445,000       442,470
    Federal Home Loan Mortgage
     Corp., due 8/23/99............     5.040        325,000       322,639
    Federal National Mortgage
     Assoc., due 7/19/99...........     4.928        300,000       299,273
    Federal National Mortgage
     Assoc., due 7/20/99...........     4.918        185,000       184,528
                                                               -----------
  Total United States Government
   Agencies........................                              4,821,984
                                                               -----------
Total Short-Term Investments.......                              6,056,984
OTHER ASSETS LESS LIABILITIES (2.82%)
-----------------------------------------
  Cash, receivables and prepaid
   expense, less liabilities.......                                175,496
                                                               -----------
Total Net Assets (100.00%).........                            $ 6,232,480
                                                               -----------
                                                               -----------

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JUNE 30, 1999
(UNAUDITED)

                                            SHARES
                                             HELD            VALUE
                                          ----------      -----------
COMMON STOCKS (94.28%)
---------------------------
  CHEMICALS AND ALLIED PRODUCTS (11.51%)
  Bristol-Myers Squibb Co...............      27,105      $ 1,909,208
  DuPont (EI) de Nemours & Co...........      18,211        1,244,039
  Lilly & Company.......................      11,358          813,517
  Merck & Co., Inc......................      22,248        1,646,352
  Pfizer, Inc...........................       8,423          924,424
  Procter & Gamble Co...................      15,655        1,397,209
  Union Carbide Corp....................      22,347        1,089,416
                                                          -----------
                                                            9,024,165
  COMMUNICATIONS (7.85%)
  AT & T Corp...........................      28,766        1,605,502
  Bell Atlantic Corp....................      24,555        1,605,283
  CBS Corp..............................      38,792        1,685,028
  MCI Worldcom, Inc.....................      14,585(1)     1,257,956
                                                          -----------
                                                            6,153,769
  COMPUTER PROGRAMMING & SOFTWARE (1.66%)
  Microsoft Corp........................      14,434(1)     1,301,766
  DEPOSITORY INSTITUTIONS (3.13%)
  BankAmerica Corp......................      15,324        1,123,441
  J. P. Morgan & Co.....................       9,449        1,327,584
                                                          -----------
                                                            2,451,025
  EATING AND DRINKING PLACES (2.04%)
  McDonald's Corp.......................      38,767        1,601,562
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (10.33%)
  Cisco Systems, Inc....................      23,062(1)     1,487,499
  General Electric Co...................      16,968        1,917,384
  Intel Corporation.....................      16,286          969,017
  Lucent Technologies, Inc..............      37,525        2,530,592
  Raytheon Company......................      17,318        1,192,777
                                                          -----------
                                                            8,097,269
  FOOD AND KINDRED PRODUCTS (4.32%)
  Coca-Cola Co. (The)...................      18,486        1,155,375
  PepsiCo, Inc..........................      30,377        1,175,210
  Philip Morris Companies, Inc..........      26,219        1,053,676
                                                          -----------
                                                            3,384,261
  GENERAL MERCHANDISE STORES (4.32%)
  Sears, Roebuck & Co...................      19,762          880,644
  Wal-Mart Stores, Inc..................      51,917        2,504,995
                                                          -----------
                                                            3,385,639

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                            SHARES
                                             HELD            VALUE
                                          ----------      -----------
  HEALTH SERVICES (2.14%)
  Johnson & Johnson.....................      17,157      $ 1,681,386
  INDUSTRIAL MACHINERY AND EQUIPMENT (7.20%)
  Caterpillar, Inc......................      22,886        1,373,160
  Hewlett-Packard Co....................      13,680        1,374,840
  International Business Machines
   Corp.................................      22,429        2,898,948
                                                          -----------
                                                            5,646,948
  INSTRUMENTS AND RELATED PRODUCTS (1.23%)
  Eastman Kodak Co......................      14,218          963,270
  INSURANCE CARRIERS (3.83%)
  Allstate Corp.........................      28,937        1,038,115
  American International Group, Inc.....      16,793        1,965,831
                                                          -----------
                                                            3,003,946
  MOTION PICTURES (1.45%)
  Disney (Walt) Co......................      36,848        1,135,379
  NONDEPOSITORY INSTITUTIONS (1.75%)
  Citigroup, Inc........................      28,865        1,371,088
  PAPER AND ALLIED PRODUCTS (2.77%)
  International Paper Co................      21,808        1,101,304
  Minnesota Mining & Manufacturing
   Co...................................      12,353        1,073,939
                                                          -----------
                                                            2,175,243
  PETROLEUM AND COAL PRODUCTS (10.34%)
  BP Amoco Corp.........................      14,977        1,625,005
  Chevron Corp..........................      13,590        1,293,598
  Exxon Corp............................      17,357        1,338,659
  Mobil Corp............................      14,327        1,418,373
  Royal Dutch Petroleum Co..............      21,176        1,275,854
  Texaco, Inc...........................      18,535        1,158,438
                                                          -----------
                                                            8,109,927
  PRIMARY METAL INDUSTRIES (2.28%)
  Aluminum Company of America...........      28,879        1,786,888
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (1.47%)
  Goodyear Tire & Rubber Co.............      19,544        1,149,432
  SECURITY AND COMMODITY BROKERS (5.11%)
  American Express Co...................      14,326        1,864,171
  Morgan Stanley, Dean Witter, Discover
   & Co.................................      20,884        2,140,610
                                                          -----------
                                                            4,004,781

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                            SHARES
                                             HELD            VALUE
                                          ----------      -----------
  TRANSPORTATION EQUIPMENT (9.55%)
  Allied-Signal, Inc....................      28,778      $ 1,813,014
  Boeing Co. (The)......................      22,645        1,000,626
  Ford Motor Co.........................      26,379        1,488,765
  General Motors Corp...................      18,456        1,218,096
  United Technologies Corp..............      27,457        1,968,323
                                                          -----------
                                                            7,488,824
                                                          -----------
Total Common Stocks.....................                   73,916,568
SHORT-TERM INVESTMENTS (5.58%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (0.63%)

  Provident Treasury Fund, Class A......     496,920          496,920

                                          PRINCIPAL
                                            AMOUNT
                                          ----------
  UNITED STATES GOVERNMENT AGENCIES (4.95%)
  Federal Home Loan Mortgage Corp., due
   7/29/99..............................  $1,170,000        1,165,457
  Federal Home Loan Mortgage Corp., due
   7/26/99..............................   2,725,000        2,715,575
                                                          -----------
                                                            3,881,032
                                                          -----------
Total Short-Term Investments............                    4,377,952
                                                          -----------
Total Investments (99.86%)..............                   78,294,520
OTHER ASSETS LESS LIABILITIES (0.14%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                      106,104
                                                          -----------
Total Net Assets (100.00%)..............                  $78,400,624
                                                          -----------
                                                          -----------

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. Prior to May 1, 1998, the Fund was named FBL Variable Insurance Series Fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company (see NOTE 3).

    All portfolios, other than the Money Market Portfolio, value their common stocks, preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below.

    The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities, so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Trustees) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the record date.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

    At June 30, 1999, the Value Growth and the Managed Portfolios had net capital loss carryforwards of $11,071,000 and $4,303,000, respectively, which expire in 2006. In addition, the Blue Chip Portfolio had a net capital loss carryforward of $169,000, which expires in 2007.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Value Growth Portfolio -- 0.45%; High Grade Bond Portfolio -- 0.30%; High Yield Bond Portfolio -- 0.45%; Managed Portfolio -- 0.45%; Money Market Portfolio -- 0.25% ; and Blue Chip Portfolio -- 0.20%, and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    The Fund has entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

    EquiTrust Investment has agreed to reimburse the portfolios annually for total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the current period, EquiTrust Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65% for the period ended June 30, 1999. For the period ended June 30, 1999, the Fund's net expenses did not exceed the reimbursement thresholds and accordingly, no expenses were reimbursed by EquiTrust Investment.

    Certain officers and trustees of the Fund are also officers of EquiTrust Investment and its affiliate, Farm Bureau Life Insurance Company. At June 30, 1999, all of the shares of each portfolio are owned by affiliates of Farm Bureau Life Insurance Company, the Farm Bureau Life Variable Account, Farm Bureau Life Annuity Account, EquiTrust Life Variable Account and EquiTrust Life Annuity Account except for 5,340 shares of the High Grade Bond Portfolio, 5,205 shares of the High Yield Bond Portfolio, 14 shares of the Money Market Portfolio, and 12 shares of the Blue Chip Portfolio, owned by American Equity Investment Life Insurance Company, and its separate account, American Equity Variable Annuity.

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other Funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS

    The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of June 30, 1999, consisted of:

                                                            PORTFOLIO
                           ---------------------------------------------------------------------------
                              VALUE     HIGH GRADE   HIGH YIELD                  MONEY        BLUE
                             GROWTH        BOND         BOND        MANAGED      MARKET       CHIP
                           -----------  -----------  -----------  -----------  ----------  -----------
Paid-in capital..........  $59,304,450  $13,076,184  $18,791,458  $62,474,032  $6,232,480  $53,267,934
Accumulated undistributed
 net investment income...      413,575                              1,454,881                  513,915
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............  (11,070,735)      25,343      107,135   (4,303,459)                (169,308)
Net unrealized
 appreciation
 (depreciation) of
 investments.............      217,340     (250,012)    (503,171)  (1,395,268)              24,788,083
                           -----------  -----------  -----------  -----------  ----------  -----------
    Net Assets...........  $48,864,630  $12,851,515  $18,395,422  $58,230,186  $6,232,480  $78,400,624
                           -----------  -----------  -----------  -----------  ----------  -----------
                           -----------  -----------  -----------  -----------  ----------  -----------

    Transactions in shares of beneficial interest for each portfolio were as follows:

                                                     SHARES ISSUED IN
                                                      REINVESTMENT OF
                                                       DIVIDENDS AND                                   NET INCREASE
                                 SHARES SOLD           DISTRIBUTIONS         SHARES REDEEMED            (DECREASE)
                           -----------------------  -------------------  -----------------------  ----------------------
PORTFOLIO                    SHARES      AMOUNT     SHARES     AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
-------------------------  ----------  -----------  -------  ----------  ----------  -----------  ---------  -----------
Period ended June 30, 1999:
Value Growth.............     479,934  $ 4,497,306  108,176  $  976,830     140,084  $ 1,309,189    448,026  $ 4,164,947
High Grade Bond..........     309,907    3,073,995   38,153     393,196      38,007      377,043    310,053    3,090,148
High Yield Bond..........     340,947    3,390,406   70,168     699,095      71,850      712,942    339,265    3,376,559
Managed..................     237,934    2,632,450  241,742   2,634,990     270,006    2,992,397    209,670    2,275,043
Money Market.............  10,512,995   10,512,995   85,888      85,888  10,408,577   10,408,577    190,306      190,306
Blue Chip................     242,173    9,492,932   21,903     816,323      56,342    2,240,889    207,734    8,068,366

Year ended December 31, 1998:
Value Growth.............   1,248,568  $14,421,953    3,209  $   33,533     218,101  $ 2,318,550  1,033,676  $12,136,936
High Grade Bond..........     481,508    4,946,472   48,672     494,606      55,393      619,307    474,787    4,821,771
High Yield Bond..........     705,166    7,191,220   83,377     863,126      91,576      940,287    696,967    7,114,059
Managed..................   1,561,330   19,307,046    2,618      31,340     215,024    2,560,710  1,348,924   16,777,676
Money Market.............  25,209,142   25,209,142  195,767     195,767  25,440,252   25,440,252    (35,343)     (35,343)
Blue Chip................     667,935   23,052,633      160       5,578      45,543    1,551,209    622,552   21,507,002

6.  INVESTMENT TRANSACTIONS

    For the period ended June 30, 1999, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, was as follows:

PORTFOLIO                                  PURCHASES      SALES
----------------------------------------  -----------  -----------
Value Growth............................  $50,978,255  $44,382,493
High Grade Bond.........................    3,076,078    1,099,182
High Yield Bond.........................    6,607,575    2,340,438
Managed.................................   35,777,392    8,829,590
Blue Chip...............................   10,066,786      192,653

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS (CONTINUED)
    At June 30, 1999, net unrealized appreciation (depreciation) of investments by portfolio was composed of the following:

                                           GROSS UNREALIZED                 NET UNREALIZED
                                     -----------------------------   APPRECIATION (DEPRECIATION)
PORTFOLIO                            APPRECIATION    DEPRECIATION           OF INVESTMENTS
-----------------------------------  -------------   -------------   ----------------------------
Value Growth.......................   $  1,698,666    $ (1,481,326)           $   217,340
High Grade Bond....................         74,431        (324,443)              (250,012)
High Yield Bond....................        140,884        (644,055)              (503,171)
Managed............................      1,990,670      (3,385,938)            (1,395,268)
Blue Chip..........................     25,059,710        (271,627)            24,788,083

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                                   PORTFOLIO
                                     -------------------------------------
                                        HIGH          HIGH
                                        GRADE         YIELD        MONEY
PAYABLE DATE                            BOND          BOND        MARKET
-----------------------------------  -----------   -----------   ---------
January 30, 1999...................    $0.0506       $0.0516     $  0.0038
February 27, 1999..................     0.0470        0.0471        0.0029
March 31, 1999.....................     0.0603        0.0745        0.0037
April 30, 1999.....................     0.0499        0.0562        0.0035
May 29, 1999.......................     0.0425        0.0509        0.0033
June 30, 1999......................     0.0541        0.0722        0.0035
                                     -----------   -----------   ---------
Total dividends per share..........    $0.3044       $0.3525     $  0.0207
                                     -----------   -----------   ---------
                                     -----------   -----------   ---------

    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the period ended June 30, 1999, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                                       DIVIDEND
                                DECLARATION    RECORD      PAYABLE      AMOUNT
PORTFOLIO                          DATE         DATE        DATE      PER SHARE
------------------------------  -----------   ---------   ---------   ----------
Value Growth..................    01/20/99     01/20/99    01/20/99     $0.2154
Managed.......................    01/20/99     01/20/99    01/20/99      0.5329
Blue Chip.....................    01/20/99     01/20/99    01/20/99      0.4902

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)
CAPITAL GAINS DISTRIBUTIONS:

                                                                       DIVIDEND
                                DECLARATION    RECORD      PAYABLE      AMOUNT
PORTFOLIO                          DATE         DATE        DATE      PER SHARE
------------------------------  -----------   ---------   ---------   ----------
High Grade Bond...............    01/20/99     01/20/99    01/20/99     $0.0343
High Yield Bond...............    01/20/99     01/20/99    01/20/99      0.0589

    The capital gains distributions related to the High Yield Portfolio include net short-term realized gains of $3,729 ($0.0024 per share) that are taxable to shareholders as ordinary income dividends.

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 1999 (UNAUDITED) AND
YEARS ENDED DECEMBER 31, 1998, 1997, 1996, AND 1995

                                                     VALUE GROWTH
                                                       PORTFOLIO
                                     ---------------------------------------------
                                      1999       1998     1997     1996     1995
                                     -------    -------  -------  -------  -------
Net asset value, beginning of
 period............................  $  9.50    $ 12.58  $ 13.13  $ 12.31  $ 10.39
  Income From Investment Operations
    Net investment income..........     0.08       0.22     0.28     0.35     0.55
    Net gains (losses) on
     securities
     (both realized and
     unrealized)...................     0.54      (3.29)    0.55     1.82     2.13
                                     -------    -------  -------  -------  -------
  Total from investment
   operations......................     0.62      (3.07)    0.83     2.17     2.68
                                     -------    -------  -------  -------  -------
  Less Distributions
    Dividends (from net investment
     income).......................    (0.22)     (0.01)   (0.28)   (0.30)   (0.50)
    Distributions (from capital
     gains)........................                        (0.95)   (1.05)   (0.26)
    Distributions in excess of net
     realized gains................                        (0.15)
                                     -------    -------  -------  -------  -------
  Total distributions..............    (0.22)     (0.01)   (1.38)   (1.35)   (0.76)
                                     -------    -------  -------  -------  -------
Net asset value, end of period.....  $  9.90    $  9.50  $ 12.58  $ 13.13  $ 12.31
                                     -------    -------  -------  -------  -------
                                     -------    -------  -------  -------  -------
Total Return:
  Total investment return based on
   net asset value (1).............     6.70%    (24.43)%    6.30%   17.65%   25.87%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted)........................  $48,865    $42,664  $43,466  $27,188  $16,295
  Ratio of total expenses to
   average net assets..............     0.56%(2)    0.56%    0.55%    0.55%    0.55%
  Ratio of net expenses to average
   net assets......................     0.56%(2)    0.55%
  Ratio of net investment income to
   average net assets..............     1.86%(2)    2.17%    2.43%    2.68%    4.78%
  Portfolio turnover rate..........      210%(2)     230%     118%      72%      98%

Information assuming no voluntary
 reimbursement or waiver by
 EquiTrust Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net investment
   income..........................                      $  0.27  $  0.33  $  0.53
  Ratio of expenses to average net
   assets..........................                         0.58%    0.69%    0.72%
  Amount reimbursed................                      $14,093  $29,686  $22,306

------------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year.

(2)  Computed on an annualized basis.

SEE ACCOMPANYING NOTES.

                                                       HIGH                                         HIGH
                                                    GRADE BOND                                   YIELD BOND
                                                    PORTFOLIO                                    PORTFOLIO
                                     ----------------------------------------    ------------------------------------------
                                      1999     1998     1997    1996    1995      1999     1998     1997    1996     1995
                                     -------  -------  ------  ------  ------    -------  -------  ------  -------  -------
Net asset value, beginning of
 period............................  $ 10.19  $ 10.11  $ 9.83  $ 9.98  $ 9.44    $ 10.17  $ 10.21  $ 9.91  $  9.69  $  9.32
  Income From Investment Operations
    Net investment income..........     0.30     0.66    0.69    0.72    0.77       0.35     0.71    0.79     0.84     0.87
    Net gains (losses) on
     securities
     (both realized and
     unrealized)...................    (0.40)    0.08    0.28   (0.15)   0.54      (0.33)   (0.03)   0.36     0.33     0.49
                                     -------  -------  ------  ------  ------    -------  -------  ------  -------  -------
  Total from investment
   operations......................    (0.10)    0.74    0.97    0.57    1.31       0.02     0.68    1.15     1.17     1.36
                                     -------  -------  ------  ------  ------    -------  -------  ------  -------  -------
  Less Distributions
    Dividends (from net investment
     income).......................    (0.30)   (0.66)  (0.69)  (0.72)  (0.77)     (0.35)   (0.71)  (0.79)   (0.84)   (0.87)
    Distributions (from capital
     gains)........................    (0.03)                                      (0.06)   (0.01)  (0.06)   (0.11)   (0.12)
    Distributions in excess of net
     realized gains................
                                     -------  -------  ------  ------  ------    -------  -------  ------  -------  -------
  Total distributions..............    (0.33)   (0.66)  (0.69)  (0.72)  (0.77)     (0.41)   (0.72)  (0.85)   (0.95)   (0.99)
                                     -------  -------  ------  ------  ------    -------  -------  ------  -------  -------
Net asset value, end of period.....  $  9.76  $ 10.19  $10.11  $ 9.83  $ 9.98    $  9.78  $ 10.17  $10.21  $  9.91  $  9.69
                                     -------  -------  ------  ------  ------    -------  -------  ------  -------  -------
                                     -------  -------  ------  ------  ------    -------  -------  ------  -------  -------
Total Return:
  Total investment return based on
   net asset value (1).............    (0.91)%    7.51%  10.24%   5.94%  14.26%     0.22%    6.88%  12.07%   12.65%   15.15%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted)........................  $12,852  $10,255  $5,374  $3,535  $3,208    $18,395  $15,680  $8,623  $ 5,929  $ 4,810
  Ratio of total expenses to
   average net assets..............     0.46%(2)    0.50%   0.52%   0.55%   0.55%    0.58%(2)    0.61%   0.57%    0.55%    0.55%
  Ratio of net expenses to average
   net assets......................     0.45%(2)    0.46%                           0.58%(2)    0.58%
  Ratio of net investment income to
   average net assets..............     6.18%(2)    6.44%   6.94%   7.22%   7.81%    7.17%(2)    6.92%   7.74%    8.47%    8.96%
  Portfolio turnover rate..........       27%(2)      46%     31%     32%     14%      30%(2)      43%     35%      30%      32%

Information assuming no voluntary
 reimbursement or waiver by
 EquiTrust Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net investment
   income..........................                    $ 0.68  $ 0.70  $ 0.74                      $ 0.78  $  0.81  $  0.84
  Ratio of expenses to average net
   assets..........................                      0.57%   0.80%   0.84%                       0.65%    0.87%    0.88%
  Amount reimbursed................                    $2,294  $8,233  $8,255                      $5,819  $17,094  $15,105

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        MANAGED
                                                       PORTFOLIO
                                     ---------------------------------------------
                                      1999       1998     1997     1996     1995
                                     -------    -------  -------  -------  -------
Net asset value, beginning of
 period............................  $ 11.45    $ 12.55  $ 12.40  $ 11.71  $  9.93
  Income From Investment Operations
    Net investment income..........     0.28       0.53     0.53     0.60     0.65
    Net gains (losses) on
     securities
     (both realized and
     unrealized)...................     0.13      (1.63)    0.79     1.44     1.90
                                     -------    -------  -------  -------  -------
  Total from investment
   operations......................     0.41      (1.10)    1.32     2.04     2.55
                                     -------    -------  -------  -------  -------
  Less Distributions
    Dividends (from net investment
     income).......................    (0.53)              (0.52)   (0.50)   (0.59)
    Distributions (from capital
     gains)........................                        (0.65)   (0.85)   (0.18)
    Distributions in excess of net
     realized gains................
                                     -------    -------  -------  -------  -------
  Total distributions..............    (0.53)              (1.17)   (1.35)   (0.77)
                                     -------    -------  -------  -------  -------
Net asset value, end of period.....  $ 11.33    $ 11.45  $ 12.55  $ 12.40  $ 11.71
                                     -------    -------  -------  -------  -------
                                     -------    -------  -------  -------  -------
Total Return:
  Total investment return based on
   net asset value (1).............     3.79%     (8.71)%   10.67%   17.39%   25.69%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted)........................  $58,230    $56,434  $44,949  $26,022  $14,487
  Ratio of total expenses to
   average net assets..............     0.55%(2)    0.55%    0.54%    0.55%    0.55%
  Ratio of net expenses to average
   net assets......................     0.55%(2)    0.54%
  Ratio of net investment income to
   average net assets..............     5.15%(2)    4.97%    4.94%    4.73%    5.80%
  Portfolio turnover rate..........       38%(2)      74%      52%      82%      48%

Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment
 of excess operating
 expenses (see NOTE 3):
  Per share net investment
   income..........................                      $  0.52  $  0.57  $  0.62
  Ratio of expenses to average net
   assets..........................                         0.60%    0.75%    0.77%
  Amount reimbursed................                      $17,771  $38,874  $26,008

                                                                     MONEY MARKET
                                                                       PORTFOLIO
                                           -----------------------------------------------------------------
                                           1999           1998           1997           1996           1995
                                           -----         ------         ------         ------         ------
Net asset value, beginning of
 period............................        $1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
  Income From Investment Operations
    Net investment income..........         0.02           0.05           0.05           0.05           0.05
    Net gains (losses) on
     securities
     (both realized and
     unrealized)...................
                                           -----         ------         ------         ------         ------
  Total from investment
   operations......................         0.02           0.05           0.05           0.05           0.05
                                           -----         ------         ------         ------         ------
  Less Distributions
    Dividends (from net investment
     income).......................        (0.02)         (0.05)         (0.05)         (0.05)         (0.05)
    Distributions (from capital
     gains)........................
    Distributions in excess of net
     realized gains................
                                           -----         ------         ------         ------         ------
  Total distributions..............        (0.02)         (0.05)         (0.05)         (0.05)         (0.05)
                                           -----         ------         ------         ------         ------
Net asset value, end of period.....        $1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                           -----         ------         ------         ------         ------
                                           -----         ------         ------         ------         ------
Total Return:
  Total investment return based on
   net asset value (1).............         2.15%          5.00%          5.07%          4.90%          5.47%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted)........................        $6,232        $6,042         $6,078         $3,819         $3,159
  Ratio of total expenses to
   average net assets..............         0.50%(2)       0.52%          0.48%          0.55%          0.55%
  Ratio of net expenses to average
   net assets......................         0.49%(2)       0.45%
  Ratio of net investment income to
   average net assets..............         4.15%(2)       4.67%          4.65%          4.58%          5.27%
  Portfolio turnover rate..........            0%(2)          0%             0%             0%             0%

Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment
 of excess operating
 expenses (see NOTE 3):
  Per share net investment
   income..........................                                     $ 0.05         $ 0.04         $ 0.05
  Ratio of expenses to average net
   assets..........................                                       0.55%          0.82%          0.90%
  Amount reimbursed................                                     $2,912         $9,569         $9,816

                                                                         BLUE CHIP
                                                                         PORTFOLIO
                                           ----------------------------------------------------------------------
                                            1999           1998            1997            1996            1995
                                           ------         -------         -------         -------         -------
Net asset value, beginning of
 period............................        $36.87         $ 31.01         $ 24.68         $ 20.70         $ 15.82
  Income From Investment Operations
    Net investment income..........          0.27            0.49            0.42            0.45            0.39
    Net gains (losses) on
     securities
     (both realized and
     unrealized)...................          5.55            5.37            6.34            3.99            4.80
                                           ------         -------         -------         -------         -------
  Total from investment
   operations......................          5.82            5.86            6.76            4.44            5.19
                                           ------         -------         -------         -------         -------
  Less Distributions
    Dividends (from net investment
     income).......................         (0.49)                          (0.42)          (0.34)          (0.31)
    Distributions (from capital
     gains)........................                                         (0.01)          (0.12)
    Distributions in excess of net
     realized gains................
                                           ------         -------         -------         -------         -------
  Total distributions..............         (0.49)                          (0.43)          (0.46)          (0.31)
                                           ------         -------         -------         -------         -------
Net asset value, end of period.....        $42.20         $ 36.87         $ 31.01         $ 24.68         $ 20.70
                                           ------         -------         -------         -------         -------
                                           ------         -------         -------         -------         -------
Total Return:
  Total investment return based on
   net asset value (1).............         15.96%          18.91%          27.41%          21.43%          32.81%
Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted)........................        $78,401        $60,850         $31,865         $14,493         $ 6,665
  Ratio of total expenses to
   average net assets..............          0.29%(2)        0.30%           0.33%           0.48%           0.55%
  Ratio of net expenses to average
   net assets......................          0.29%(2)        0.29%
  Ratio of net investment income to
   average net assets..............          1.50%(2)        1.72%           1.83%           1.92%           2.07%
  Portfolio turnover rate..........             1%(2)          12%              3%              2%              1%
Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment
 of excess operating
 expenses (see NOTE 3):
  Per share net investment
   income..........................                                                                       $  0.38
  Ratio of expenses to average net
   assets..........................                                                                          0.59%
  Amount reimbursed................                                                                       $ 1,952

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